Contingencies, commitments and restrictions on the distribution of profits - Toscana Aeroporti S.p.A. (Details) - Italy - Ta Concession Agreement [Member] € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) item kg	Dec. 31, 2019 EUR (€)
Schedule Of Commitment [Line Items]
Concession agreement extension period	40 years
Number of passenger considered for each unit | item	1
Volume of goods considered for each unit | kg	100
Surety provided to third parties | €	€ 10.8	€ 10.8
Period of conventions signed	40 years
Minimum percentage of net income to be allocated to legal Reserve	5.00%
Legal reserve to be created as percentage of share capital	10.00%